Commitments and Contingencies (Details)		Dec. 31, 2014 USD ($)
Commitments And Contingencies [Line Items]
Payments Due, Total		$ 281,000
Payments Due Within 1 Year		279,000
Payments Due Within 1 - 3 Years		2,000
Payments Due Within 4 - 5 Years		0
Payments Due More Than 5 Years		0
Leases [Member]
Commitments And Contingencies [Line Items]
Payments Due, Total		106,000
Payments Due Within 1 Year		104,000
Payments Due Within 1 - 3 Years		2,000
Payments Due Within 4 - 5 Years		0
Payments Due More Than 5 Years		0
Employment Contracts [Member]
Commitments And Contingencies [Line Items]
Payments Due, Total	[1]	175,000
Payments Due Within 1 Year	[1]	175,000
Payments Due Within 1 - 3 Years	[1]	0
Payments Due Within 4 - 5 Years	[1]	0
Payments Due More Than 5 Years	[1]	$ 0

[1]	Represents amount payable under severance agreement for John C. Houghton, effective January 4, 2015. See Note 15, Subsequent Events, for further discussion.